STOCK OPTIONS	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
STOCK OPTIONS	NOTE 13 – STOCK OPTIONS As of December 31, 2021 and 2020, the Company had no outstanding stock options.